Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value
Amount Registered | shares	6,945,906
Proposed Maximum Offering Price per Unit	11.59
Maximum Aggregate Offering Price	$ 80,503,050.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,117.47
Offering Note	Kyivstar Group Ltd., an exempted company limited by shares, incorporated and existing under the laws of Bermuda with registration number 202504557 (the “Registrant”), is filing this Registration Statement to register 6,945,906 common shares, par value $0.01 per share (the “Common Shares”), for issuance under the Kyivstar Group Ltd. Umbrella Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of Common Shares, which may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Common Shares.

The offering price per unit and in the aggregate are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $11.59 per share represents the average high and low sales prices of a Common Share as quoted on the Nasdaq Global Select Market on February 2, 2026.